Restructuring (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended		12 Months Ended				60 Months Ended	72 Months Ended	78 Months Ended
	Jun. 30, 2013	Mar. 31, 2013 employee	Dec. 31, 2012 employee	Jun. 30, 2012	Jun. 30, 2013 employee	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008 employee	Dec. 31, 2011 employee	Dec. 31, 2012	Jun. 30, 2013
Restructuring details
Charges incurred					$ 21.3		$ 38.0	$ 56.4
Number of employees impacted		50	650		515					9,610	8,960
Restructuring charges incurred to date												568.4	589.7
Restructuring charges	17.6			16.1	21.3	22.8	38.0	56.4	54.7
Restructuring reserve
Balance at beginning of period		21.0			21.0	21.6	21.6	17.5
Charges incurred	17.6			16.1	21.3	22.8	38.0	56.4	54.7
Cash payments					(20.0)		(26.8)	(18.4)
Other					(3.5)		(11.8)	(33.9)
Balance at end of period	18.8		21.0		18.8		21.0	21.6	17.5		21.6	21.0	18.8
Car Rental
Restructuring details
Number of off-airport locations closed										250
Restructuring charges incurred to date												282.7	301.6
Restructuring charges	15.8			11.8	18.9	15.3	26.4	16.6	18.1
Restructuring reserve
Charges incurred	15.8			11.8	18.9	15.3	26.4	16.6	18.1
Equipment Rental
Restructuring details
Number of branches in U.S. equipment rental segment closed										22
Restructuring charges incurred to date												230.3	231.6
Restructuring charges	0.8			2.6	1.3	5.8	8.8	40.5	34.7
Restructuring reserve
Charges incurred	0.8			2.6	1.3	5.8	8.8	40.5	34.7
Other
Restructuring details
Restructuring charges incurred to date												55.4	56.5
Other reconciling items
Restructuring details
Restructuring charges	1.0			1.7	1.1	1.7	2.8	(0.7)	1.9
Restructuring reserve
Charges incurred	1.0			1.7	1.1	1.7	2.8	(0.7)	1.9
Direct Operating Expense [Member]
Restructuring details
Restructuring charges							22.6	46.6	43.5
Restructuring reserve
Charges incurred							22.6	46.6	43.5
Selling, general and administrative
Restructuring details
Restructuring charges							15.4	9.8	11.2
Restructuring reserve
Charges incurred							15.4	9.8	11.2
Termination benefits
Restructuring details
Charges incurred					17.4		26.2	14.4
Restructuring charges	15.2			13.5	17.4	16.2	26.2	14.4	12.2
Expected duration for payment of restructuring obligations (in months)					12 years		12 years
Restructuring reserve
Balance at beginning of period		12.4			12.4	9.1	9.1	6.3
Charges incurred	15.2			13.5	17.4	16.2	26.2	14.4	12.2
Cash payments					(17.4)		(22.6)	(15.5)
Other					(0.3)		(0.3)	3.9
Balance at end of period	12.1		12.4		12.1		12.4	9.1	6.3		9.1	12.4	12.1
Pension and Post Retirement expense
Restructuring details
Charges incurred					0		1.0	0.4
Restructuring charges							1.0	0.4	0.4
Restructuring reserve
Balance at beginning of period		0.2			0.2	0.2	0.2	0.2
Charges incurred							1.0	0.4	0.4
Cash payments					(0.2)		0	0
Other					0		(1.0)	(0.4)
Balance at end of period	0		0.2		0		0.2	0.2	0.2		0.2	0.2	0
Consultant costs
Restructuring details
Charges incurred					0.8		1.2	1.3
Restructuring charges	0.5			0.4	0.8	0.6	1.2	1.3	1.1
Restructuring reserve
Balance at beginning of period		0.3			0.3	0.6	0.6	0.1
Charges incurred	0.5			0.4	0.8	0.6	1.2	1.3	1.1
Cash payments					(0.9)		(0.9)	(0.6)
Other					0		(0.6)	(0.2)
Balance at end of period	0.2		0.3		0.2		0.3	0.6	0.1		0.6	0.3	0.2
Facility closure and lease obligation costs
Restructuring details
Restructuring charges	1.9			2.2	3.1	6.0	8.9	16.5	14.3
Restructuring reserve
Charges incurred	1.9			2.2	3.1	6.0	8.9	16.5	14.3
Facility closures
Restructuring reserve
Other					3.2		(10.3)	(13.9)
Other
Restructuring details
Charges incurred					3.1		9.6	40.3
Restructuring charges							0.3	0	1.3
Restructuring reserve
Balance at beginning of period		8.1			8.1	11.7	11.7	10.9
Charges incurred							0.3	0	1.3
Cash payments					(1.5)		(3.3)	(2.3)
Other					(3.2)		(9.9)	(37.2)
Balance at end of period	6.5		8.1		6.5		8.1	11.7	10.9		11.7	8.1	6.5
Foreign currency translation
Restructuring reserve
Other					0.3
Selling, General and Administrative Expense [Member]
Restructuring details
Restructuring charges	10.8			9.1	13.0	10.9
Restructuring reserve
Charges incurred	10.8			9.1	13.0	10.9
Direct Operating Expense [Member]
Restructuring details
Restructuring charges	6.8			7.0	8.3	11.9
Restructuring reserve
Charges incurred	$ 6.8			$ 7.0	$ 8.3	$ 11.9